Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits
Schedule of provisions for personnel benefits and payroll

	2016	2017
	MCh$	MCh$

Short-term personnel benefits (a.2)	37,868	41,728
Vacation accrual (a.3)	25,539	25,159
Employee defined benefit plan (a.1)(*)	8,851	7,676
Other Benefits	11,087	12,065

Total	83,345	86,628

(*)   See Note No. 2 (ac) (iii)

Schedule of employee defined benefit plan
	2016	2017
	MCh$	MCh$

Current service cost	59	(86)
Interest cost on benefit obligation	369	343
Actuarial gains and losses	(169)	(164)

Net benefit expense	259	93

Schedule of principal assumptions used in determining pension obligations for the Bank's plan
	December 31,	December 31,
	2016	2017
	%	%

Discount rate	4.29	4.53
Annual salary increase	4.56	4.14
Payment probability	99.99	99.99

Schedule of changes in the present value of the defined benefit obligation

	2016	2017
	MCh$	MCh$

Opening defined benefit obligation, January 1,	10,728	8,851
Contributions by the employer	428	257
Benefits paid	(2,136)	(1,268)
Actuarial gains and losses	(169)	(164)

Closing defined benefit obligation	8,851	7,676

Schedule of changes in provisions for incentive plans
	2016	2017
	MCh$	MCh$

Balances as of January 1,	34,307	37,868
Provisions established	37,339	36,171
Provisions used	(33,778)	(32,311)
Provisions released	—	—

Balances as of December 31,	37,868	41,728

Schedule of changes in provisions for vacation
	2016	2017
	MCh$	MCh$

Balances as of January 1,	25,480	25,539
Provisions established	5,932	5,626
Provisions used	(5,873)	(6,006)
Provisions released	—	—

Balances as of December 31,	25,539	25,159